Note 17 - Commitments And Contingent Liabilities (Details) - Mar. 31, 2015 ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)	USD ($)
May 2006, January 2007 and January 2008 Agreements [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation			$ 20,000
Payments to Acquire Investments		$ 13,342
May 2006, January 2007 and January 2008 Agreements [Member] | Investment Per Fund [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation			$ 5,000
April 2013 Agreement [Member]
Note 17 - Commitments And Contingent Liabilities (Details) [Line Items]
Contractual Obligation | ¥	¥ 100,000
Payments to Acquire Investments | ¥	¥ 41,254